Supplement to the

Fidelity Advisor® Value Strategies Fund

January 29, 2024

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.83%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Total annual operating expenses	0.84%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037

SOI-SUSTK-0324-100 1.9911561.100	March 1, 2024

Supplement to the

Fidelity Advisor® Value Strategies Fund

Class A, Class M, Class C, and Class I

January 29, 2024

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.85%A,B	0.84%A,B	0.86%A,B	0.85%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None

Other expenses	0.02%B	0.02%B	0.02%B	0.02%B

Total annual operating expenses	1.12%	1.36%	1.88%	0.87%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A ,0.19% for Class M, 0.23% for Class C and 0.20% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 683	$ 683	$ 484	$ 484	$ 291	$ 191	$ 89	$ 89

3 years	$ 911	$ 911	$ 766	$ 766	$ 591	$ 591	$ 278	$ 278

5 years	$ 1,156	$ 1,156	$ 1,069	$ 1,069	$ 1,016	$ 1,016	$ 482	$ 482

10 years	$ 1,860	$ 1,860	$ 1,928	$ 1,928	$ 2,003	$ 2,003	$ 1,073	$ 1,073

SO-SUSTK-0324-103 1.9881401.103	March 1, 2024

Supplement to the

Fidelity Advisor® Value Strategies Fund

Class K

January 29, 2024

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.72%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.02%B

Total annual operating expenses	0.74%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 76

3 years	$ 237

5 years	$ 411

10 years	$ 918

SOI-K-SUSTK-0324-101 1.9880446.101	March 1, 2024